Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Key Management Personnel of Entity or Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Compensation

Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2020	2019	2018
Salaries, Director Fees and Short-Term Benefits	21	24	20
Post-Employment Benefits	3	2	3
Stock-Based Compensation	15	22	5
Other Long-Term Incentive Benefits	1	1	-
Termination Benefits	6	-	9
	46	49	37